Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after June 30, 2026, the balance sheet date, up to the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the financial statements, other than those disclosed below.

Business Combination Agreement

On July 30, 2026, the Company, Merger Sub and Space-Eyes entered into the Business Combination Agreement. Pursuant to the terms of the Business Combination Agreement, prior to the Effective Time, the following will occur:

•        The Company will domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Law (the “Domestication”). As a result of the Domestication, (i) each issued and outstanding Company Class A Ordinary Share and Company Class B Ordinary Share will convert on a one-for-one basis into shares of corresponding classes of common stock of the domesticated SPAC and (ii) each issued and outstanding Company Right will automatically convert, on a one-for-one basis, into the right to acquire one-tenth of one New Space-Eyes Common Stock.

•        Concurrently with the Domestication, (i) the governing documents of the Company will be replaced by governing documents for the Delaware corporation and (ii) the Company will change its name to “Space-Eyes, Inc.”

•        Following the Domestication, each issued and outstanding share of Domesticated Class B Common Stock will convert automatically, on a one-for-one basis, into shares of New Space-Eyes Common Stock.

•        Following the Domestication, each issued and outstanding share of Domesticated SPAC Common Stock is referred to as New Space-Eyes Common Stock.

Pursuant to the terms of the Business Combination Agreement, at the Effective Time, the following will occur:

•        Merger Sub will merge with and into Space-Eyes, with Space-Eyes continuing as the surviving corporation. As a result, Space-Eyes will become a wholly owned subsidiary of the Company.

•        Each of the issued and outstanding Space-Eyes Notes, as defined below, held immediately prior to the Closing will be converted into shares of New Space-Eyes Common Stock at a conversion price of $5.50 per share in accordance with the terms of the Space-Eyes Notes.

•        Each issued and outstanding share of Space-Eyes Common Stock will be cancelled and converted into the right to receive a number of shares of New Space-Eyes Common Stock determined in accordance with the Exchange Ratio. The Exchange Ratio is determined as (A) the Aggregate Transaction Consideration, less the number of shares of New Space-Eyes Common Stock issued pursuant to the conversion of the Notes, divided by (B) the number of issued and outstanding shares of Space-Eyes Common Stock immediately prior to the Effective Time. The Aggregate Transaction Consideration consists of (i) 27,500,000 shares of New Space-Eyes Common Stock, determined as the quotient of the Company Equity Value of $275.0 million and $10.00, minus.

•        Each share of Space-Eyes Common Stock held as treasury shares, if any, will be canceled without any conversion, payment, or distribution.

•        Each Domesticated Right will automatically convert into one-tenth of one share of New Space-Eyes Common Stock.

In connection with the execution of the Business Combination Agreement, the Sponsor entered into a Sponsor Support Agreement with Space-Eyes, the Company, and the directors and officers of the Company. Pursuant to the Sponsor Support Agreement, the Sponsor agreed (i) to vote all of its Company Class B Ordinary Shares in favor of the Business Combination and the related proposals and (ii) to abstain from exercising any Redemption Rights in connection with the Business Combination.

Earn-Out Shares

Pursuant to the Business Combination Agreement, the Company shall issue to certain holders of Space-Eyes Common Stock an aggregate of up to 8,000,000 additional shares of New Space-Eyes Common Stock (the “Earn-Out Shares”) upon the achievement of one or more earnout milestones prior to the fifth anniversary of the Closing Date (the “Earn-Out Period”). The Earn-Out Shares will become issuable based on the following milestones:

•        One-third of the Earn-Out Shares shall be issuable if the VWAP of New Space-Eyes Common Stock equals or exceeds $12.50 per share over any twenty trading days within any thirty consecutive trading-day period.

•        One-third of the Earn-Out Shares shall be issuable if the VWAP of New Space-Eyes Common Stock equals or exceeds $15.00 per share over any twenty trading days within any thirty consecutive trading-day period.

•        One-third of the Earn-Out Shares shall be issuable if the VWAP of New Space-Eyes Common Stock equals or exceeds $17.50 per share over any twenty trading days within any thirty consecutive trading-day period

The number of shares of New Space-Eyes Common Stock constituting any Earnout-Share payment is subject to equitable adjustment for stock splits, stock dividends, combinations, recapitalizations and similar events after the Closing Date. In the event of a change of control of New Space-Eyes prior to the end of the Earn-Out Period, any unachieved milestones will be deemed satisfied if the implied per-share transaction value (determined on a fully diluted basis, including all Earn-Out Shares and all outstanding and potentially issuable shares) equals or exceeds the applicable threshold, resulting in the issuance of the related Earn-Out Shares immediately prior to the closing of the change of control event. Any remaining unearned Earn-Out Shares will be forfeited and no longer issuable.

PIPE Financing

On July 30, 2026, Space-Eyes, the Company, and funds managed, advised, or sub-advised by JBA Asset Management LLC (the “PIPE Investor”), entered into a Securities Purchase Agreement (the “SPA”), providing for an aggregate principal amount of up to approximately $83,660,130, with aggregate net proceeds to the Space-Eyes of up to $75,000,000.

The SPA provides for the issuance and sale of senior secured convertible notes (the “PIPE Notes”) in an aggregate principal amount of $5,882,352.94 at an initial closing, subject to the filing of a registration statement on Form S-4 in connection with the Merger. The proceeds of the initial closing will be funded into a control account, to be released in certain circumstances. The SPA also provides for the issuance of additional PIPE Notes in an aggregate principal amount of $77,777,777.78, together with warrants to purchase shares of common stock (the “PIPE Warrant”) at a subsequent closing, subject to certain conditions, that will occur concurrently with the Closing of the Merger. The PIPE Warrant is legally issued at the Closing of the Merger and the maximum number of shares that the PIPE Warrant is exercisable for is determined based on the funding amount of the PIPE Notes.

At the subsequent closing, Space-Eyes is obligated to issue to the buyers a number of shares of common stock equal to 9.9% of the Company’s outstanding common stock immediately following the Merger (the “Subsequent Closing Shares”). The buyers may apply such shares to satisfy share issuance obligations under the PIPE Notes. Any such shares which are not used to satisfy share issuance obligations under the PIPE Notes will be returned upon the maturity date of the PIPE Notes. The PIPE Notes bear interest at 10% per annum and mature in 2031. The exercise price of the PIPE Warrant is $12.00 per share, subject to adjustment.

The PIPE Notes contain affirmative and negative covenants, including, among others, restrictions on additional indebtedness, liens, investments, distributions, asset transfers and transactions with affiliates, as well as minimum liquidity requirements.

The conversion price of the PIPE Notes is equal to (A) one thousand dollars ($1,000) divided by (B) the conversion rate. The conversion rate is equal to $1,000 divided by the lower of (i) twelve dollars ($12.00) and (ii) one hundred twenty percent (120%) of the last reported sale price of the common stock on the closing of the Merger, subject to adjustment.

The securities issued under the SPA will be secured by a first priority security interest in substantially all tangible and intangible assets of Space-Eyes and its subsidiaries, together with control agreements over a controlled cash account. Concurrently with the consummation of the Merger, the Company and the buyers will execute security agreements granting an equivalent first priority security interest in substantially all of the Company’s and its subsidiaries’ assets. The initial closing of the SPA is conditioned on the execution of an intercreditor and subordination agreement among the Collateral Agent (as defined in the SPA), the agent for the holders of certain existing secured notes of Space-Eyes, and Space-Eyes, pursuant to which the existing secured indebtedness of Space-Eyes will be subordinated to the PIPE Notes.

In addition, concurrently with the consummation of the Merger, the PIPE Notes and the PIPE Warrant issued by Space-Eyes will automatically be exchanged for corresponding notes and warrants issued by the Company, on materially identical terms, and the Space-Eyes securities will be cancelled.

The foregoing description of the PIPE Financing does not purport to be complete and is qualified in its entirety by the terms and conditions of the SPA, the form of PIPE Notes and the form of Warrant, copies of which are filed as exhibits to the registration statement initially filed by the Company on August 12, 2026.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after December 31, 2025, the balance sheet date, up to the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the financial statements.